OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

August 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Main Street Mid Cap Fund® (the “Registrant”)
Reg. No. 333-78269; File No. 811-09333

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2016.

Sincerely,

/s/ Emily Ast

Emily Ast

Vice President & Assistant Counsel

212.323.5086

east@ofiglobal.com

cc:     Valerie Lithotomos, Esq.

Ropes & Gray LLP

KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.